SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
General And Administrative Expenses
Accounting fee	$ 113,000	$ 24,000	$ 16,000
Bank charges	72,270	3,760	12,051
Insurance expenses	356,788	30,376	3,298
Staff payroll costs	1,411,500	232,956	395,000
Listing fees	3,503,862
Legal and professional fees	188,842
Travelling expenses	172,228
Marketing fee for events	541,965
Office expenses	296,346	329,360	17,954
Warehouse rent	216,036
Sundries	446,617	45,834	46,333
Total:	$ 7,319,454	$ 666,286	$ 490,636